FAIR VALUE OF FINANCIAL INSTRUMENTS - Inputs Servicer Advances (Details 6) (Servicer Advances)	12 Months Ended
Dec. 31, 2013
Servicer Advances
Servicer Advances to UPB of underlying loans	2.70%
Prepayment Speed	13.30%
Delinquency	20.00%
Excess mortgage servicing amount	0.212%
Discount Rate	4.40%